UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F
FORM 13 F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/2008
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):  	[ ] is a restatement.
	 				[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	        	Holt-Smith Advisors
Address:		2810 Crossroads Drive
	        	Suite 4900
	        	Madison, WI 53718
13F File Number:	28-7510

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.





Person Signing This Report on Behalf of Reporting Manager:
Name:			Marilyn Holt-Smith
Title:			Chief Compliance Officer
Phone:			608-249-4488
Signature, Place, and Date of Signing:
Marilyn Holt-Smith	Madison, WI	13-February-2009

Report Type: (Check only one.):
[ X ] 13F HOLDINGS REPORT
[   ] 13F NOTICE
[   ] 13F COMBINATION REPORT

I AM SIGNING THIS REPORT AS REQUIRED BY THE
SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	83

Form 13F Information Table Value Total:	64,170

List of Other Included Managers:	NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Inc                       COM              00206R102      381    13378 SH       SOLE                    11865              1513
Abbott Laboratories            COM              002824100     1895    35501 SH       SOLE                    28988              6513
Activision Blizzard Inc        COM              00507V109      200    23114 SH       SOLE                    20614              2500
Affiliated Managers            COM              008252108      282     6726 SH       SOLE                     5960               766
Alliant Energy Corp            COM              018802108      531    18206 SH       SOLE                    16390              1816
Allstate                       COM              020002101      288     8784 SH       SOLE                     8268               516
Apache Corp                    COM              037411105      308     4131 SH       SOLE                     3754               377
Apple Computer                 COM              037833100      715     8377 SH       SOLE                     6792              1585
Arch Coal Inc                  COM              039380100      206    12653 SH       SOLE                    11238              1415
Autodesk                       COM              052769106      322    16409 SH       SOLE                    14644              1765
Automatic Data Processing      COM              053015103      405    10285 SH       SOLE                     9630               655
Bank of America                COM              060505104      167    11835 SH       SOLE                    11180               655
Boeing                         COM              097023105     1739    40760 SH       SOLE                    33810              6950
Brocade Communications         COM              111621108       34    12000 SH       SOLE                    12000
CF Industries                  COM              125269100      390     7932 SH       SOLE                     7221               711
Celgene Corp                   COM              151020104      834    15084 SH       SOLE                    12173              2911
Cerner Corp                    COM              156782104      614    15966 SH       SOLE                    14425              1541
Charles Schwab                 COM              808513105     1705   105417 SH       SOLE                    85646             19771
Cisco Systems                  COM              17275R102     2251   138122 SH       SOLE                   113149             24973
Coca-Cola Co                   COM              191216100     2218    48991 SH       SOLE                    39991              9000
Cognizant Corp                 COM              192446102     1201    66473 SH       SOLE                    54816             11657
Community Health Systems       COM              203668108      304    20869 SH       SOLE                    18585              2284
ConocoPhillips                 COM              20825C104      319     6149 SH       SOLE                     5691               458
Consolidated Edison Inc        COM              209115104      438    11249 SH       SOLE                    10453               796
Covance Inc                    COM              222816100      348     7565 SH       SOLE                     6782               783
Delhaize Group                 COM              29759W101      441     6999 SH       SOLE                     6465               534
DirecTV Group Inc              COM              25459L106     2006    87578 SH       SOLE                    71499             16079
EMC Corp                       COM              268648102     1460   139424 SH       SOLE                   112526             26898
Ecolab                         COM              278865100     1987    56515 SH       SOLE                    45390             11125
Eli Lilly                      COM              532457108      378     9381 SH       SOLE                     8710               671
Express Scripts Inc            COM              302182100      521     9470 SH       SOLE                     8522               948
Fastenal Co                    COM              311900104     1236    35478 SH       SOLE                    28698              6780
Fiserv Inc                     COM              337738108      509    13991 SH       SOLE                    12600              1391
Fluor Corporation              COM              343412102      331     7380 SH       SOLE                     6628               752
General Electric               COM              369604103      242    14941 SH       SOLE                    13880              1061
Genuine Parts                  COM              372460105      419    11056 SH       SOLE                    10270               786
Genzyme Corp                   COM              372917104     1580    23807 SH       SOLE                    19199              4608
Hain Celestial Group           COM              405217100      330    17286 SH       SOLE                    15507              1779
Hansen Natural                 COM              411310105      614    18319 SH       SOLE                    16372              1947
Intel Corp                     COM              458140100      376    25630 SH       SOLE                    23995              1635
Intercontinental Exchange      COM              45865v100      407     4942 SH       SOLE                     4332               610
Iron Mountain                  COM              462846106     1697    68625 SH       SOLE                    55611             13014
Johnson & Johnson              COM              478160104      429     7168 SH       SOLE                     6634               534
Joy Global Inc                 COM              481165108      401    17506 SH       SOLE                    15675              1831
Kohls Corp                     COM              500255104      753    20812 SH       SOLE                    16849              3963
Lockheed Martin Corp           COM              539830109      397     4719 SH       SOLE                     4358               361
MEMC Electronic Materials Inc  COM              552715104      335    23456 SH       SOLE                    20985              2471
Marathon Oil Corp              COM              565849106      284    10384 SH       SOLE                     9681               703
Marshall & Ilsley Corp         COM              571837103      296    21688 SH       SOLE                    20373              1315
Mattel Inc                     COM              577081102      403    25200 SH       SOLE                    23590              1610
Medco Health Solutions         COM              58405U102     1772    42278 SH       SOLE                    34219              8059
Medtronic                      COM              585055106     1185    37714 SH       SOLE                    30457              7257
Microchip Technology           COM              595017104     1541    78925 SH       SOLE                    64241             14684
Microsoft                      COM              594918104     1367    70312 SH       SOLE                    57390             12922
Molson Coors Brewing Co        COM              60871r209      461     9425 SH       SOLE                     8855               570
Monster Worldwide Inc          COM              611742107      318    26315 SH       SOLE                    23475              2840
NII Holdings Inc               COM              62913f201      868    47763 SH       SOLE                    39323              8440
Noble Corp                     COM              G65422100      437    19783 SH       SOLE                    16952              2831
Nucor Corp                     COM              670346105      753    16301 SH       SOLE                    13141              3160
O'Reilly Automotive            COM              686091109      628    20437 SH       SOLE                    18245              2192
Pfizer Inc                     COM              717081103      387    21867 SH       SOLE                    20298              1569
Philip Morris International    COM              718172109      281     6462 SH       SOLE                     5903               559
Precision Castparts            COM              740189105      354     5953 SH       SOLE                     5340               613
Procter & Gamble               COM              742718109     2515    40681 SH       SOLE                    31909              8772
Qualcomm                       COM              747525103     1815    50657 SH       SOLE                    41837              8820
Regal Beloit Corporation       COM              758750103      604    15894 SH       SOLE                    14338              1556
Research In Motion             COM              760975102      796    19606 SH       SOLE                    15909              3697
Schlumberger                   COM              806857108     1132    26746 SH       SOLE                    21576              5170
Scientific Games Corp          COM              80874P109      415    23633 SH       SOLE                    21401              2232
State Street Corp              COM              857477103      372     9465 SH       SOLE                     8865               600
TJX Companies                  COM              872540109      328    15969 SH       SOLE                    14757              1212
Target Corp                    COM              87612E106     1218    35268 SH       SOLE                    28430              6838
Teva Pharmaceuticals           COM              881624209     1825    42882 SH       SOLE                    34482              8400
Transocean Inc                 COM              H8817H100     1183    25039 SH       SOLE                    20699              4340
True Religion Apparel          COM              89784n104      324    26048 SH       SOLE                    23343              2705
Urban Outfitters Inc           COM              917047102      279    18604 SH       SOLE                    16591              2013
Wal-Mart Stores                COM              931142103      262     4668 SH       SOLE                     3947               721
Walgreen Co                    COM              931422109     1694    68679 SH       SOLE                    55265             13414
Western Union Co               COM              959802109      716    49957 SH       SOLE                    40099              9858
iShares Russell 1000 Growth    COM              464287614      676    18232 SH       SOLE                    16407              1825
iShares Russell 1000 Value     COM              464287598      287     5804 SH       SOLE                     4754              1050
iShares Russell MidCap Growth  COM              464287481      389    12432 SH       SOLE                    10492              1940
iShares Russell MidCap Value   COM              464287473     1062    37325 SH       SOLE                    32295              5030